Shareholders' Equity (Schedule Of Accumulated Other Comprehensive Income (Loss) (Detail) (JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2012	Mar. 31, 2011
Shareholders' Equity [Abstract]
Foreign currency translation adjustments	¥ (76,476)	¥ (65,689)
Unrealized gains on securities	19,112	15,922
Unrealized losses on derivatives	(256)	(787)
Pension liability adjustments	(22,922)	(14,827)
Total accumulated other comprehensive loss	¥ (80,542)	¥ (65,381)